INVESTMENT IN JOINT VENTURE (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Carrying amount of the investment	$ 25,660,843	$ 19,907,061
Pure Sunfarms
Disclosure of joint ventures [line items]
Total net assets of Pure Sunfarms	45,523,468	25,354,844
50% ownership interest held by the Company	22,761,734	12,677,422
50% fair value adjustment on changes in biological asset	3,964,389	7,000,000
Elimination of transactions with the Company	(1,294,919)	0
Transaction costs	229,639	229,639
Carrying amount of the investment	$ 25,660,843	$ 19,907,061	$ 0